Long-Term Debt, Maturities of Debt Facilities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Principal Repayments [Abstract]
Year 1	$ 7,533
Year 2	7,533
Year 3	7,533
Year 4	24,684
Year 5	4,168
Total	$ 51,451